Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	Cost	Accumulated depreciation	Net carrying value as at December 31, 2018	Net carrying value as at September 30, 2018
Construction in progress	$262,393	—	$262,393	$251,310

	Cost	Accumulated depreciation	Net carrying value as at September 30, 2018	Net carrying value as at September 30, 2017
Construction in progress	$251,310	$—	$251,310	$—